CLAYMORE EXCHANGE-TRADED FUND TRUST 2

               Claymore/SWM Canadian Energy Income Index ETF (ENY)

Supplement to the currently effective Prospectus for the above listed Fund:

The third paragraph of the "Distributions" section of the Fund's Prospectus is hereby deleted in its entirety and replaced by the following disclosure.

Income dividends, if any, are distributed to shareholders annually, except for the Claymore/SWM Canadian Energy Income Index ETF, which distributes quarterly. Net capital gains are distributed at least annually. Dividends may be declared and paid more frequently to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code. Some portion of each distribution may result in a return of capital. Fund shareholders will be notified regarding the portion of the distribution that represents a return of capital.


                      Claymore Exchange-Traded Fund Trust 2
                            2455 Corporate West Drive
                              Lisle, Illinois 60532

               Please Retain This Supplement for Future Reference


May 14, 2008


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                      CLAYMORE EXCHANGE-TRADED FUND TRUST 2

               Claymore/SWM Canadian Energy Income Index ETF (ENY)

Supplement to the currently effective Statement of Additional Information for the above listed Fund:

The first paragraph of the "Dividends and Distributions - General Policies" section of the Fund's Statement of Additional Information is hereby deleted in its entirety and replaced by the following disclosure.

Dividends from net investment income, if any, are declared and paid annually, except for the Claymore/SWM Canadian Energy Income Index ETF, which declares and pays quarterly. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income and realized gains.


                      Claymore Exchange-Traded Fund Trust 2
                            2455 Corporate West Drive
                              Lisle, Illinois 60532

               Please Retain This Supplement for Future Reference


May 14, 2008